Related Party Consulting Agreements	6 Months Ended
Jun. 30, 2024
Related Party Consulting Agreements [Abstract]
Related party consulting agreements

Note 10

Related party consulting agreements:

The Company entered into consulting agreements with several of its senior management.

In January 2017, and as subsequently amended in October 2020, the Company entered into a consulting agreement with CHG BioVenture SA, an entity controlled by Mr. Hervé Girsault, the Company’s current Head of Business Development. Pursuant to the consulting agreement, the Company agreed to pay CHG BioVenture SA a monthly fee of CHF 17,500, as well as an opportunity to a bonus of up to 15% of the annual fee, subject to the Company’s discretion. In addition, the Company has agreed to pay CHG BioVenture SA a 1% fee tied to the net proceeds actually received by the Company in certain transactions, such as, but not limited to, an M&A transaction. The consulting agreement may be terminated by either party for any reason at the end of each calendar quarter with three months’ prior written notice, or immediately if Mr. Girsault breaches the confidentiality provision. The consulting agreement also provides for a 24-month non-competition clause. The consulting agreement also provides for standard confidentiality provisions as well as reimbursement for certain expenses. For the six months ended June 30, 2024, and 2023, the Company recorded fees to CHG BioVenture SA of $66,914 and $64,378, respectively, included in general and administrative expenses on the statement of operating and comprehensive loss.

The Company has entered into a new consulting agreement starting May 1, 2021, for the continuation of Mr. Girsault’s engagement with the Company in his current role. Pursuant to the new agreement, the Company has agreed to pay CHG BioVenture SA a monthly fee CHF 4’375 ($4,733) plus VAT for his services. In addition, CHG BioVenture SA is eligible for a 1% success fee payment in the event of closing of a partnering agreement in China.

In February 2021, the Company entered into a consulting agreement with Mr. Eric Konofal, the Company’s current Chief Scientific Officer, pursuant to which the Company agreed to pay Mr. Konofal a daily rate of CHF 2,000 for his services. The consulting agreement may be terminated by either party upon 30 days’ written notice or immediately by the Company in the event of a material breach by Mr. Konofal that cannot be cured. The consulting agreement contains customary confidentiality provisions and provides for an 18-month non-solicitation clause as well as reimbursement for certain expenses. For the six months ended June 30, 2024, and 2023, the Company recorded fees to Mr. Konofal of $63,473 and $121,709, respectively, included in research and development expenses on the statement of operating and comprehensive loss. The Company entered a new consulting agreement starting July 1, 2021, for the continuation of Mr. Konofal’s engagement with the Company in his current role.

In June 2022, the Company entered into a consulting agreement with Mr. Chad Hellmann, the Company’s then Chief Financial Officer, pursuant to which the Company agreed to pay Mr. Hellmann an annual salary of $160,000 for his services. Additionally, Mr. Hellmann was eligible for a bonus of up to $56,000 and he was eligible to receive an option award under the Option Plan. Mr. Hellmann resigned as of May 31, 2023. For the six months ended June 30, 2024, and 2023, the Company recorded fees to Mr. Hellmann of $0 and $66,665, respectively, included in general and administrative expenses on the statement of operating and comprehensive loss.

In December 2022, the Company entered into a consulting agreement with Ms. Marianne Lambertson, the Company’s current Head of Corporate Communications & Investor Relations, pursuant to which the Company agreed to pay Ms. Lambertson a monthly retainer of $12,500 for her services. For the six months ended June 30, 2024, and 2023, the Company recorded fees to Ms. Lambertson of $7,700 and $112,375, respectively, included in general and administrative expenses on the statement of operating and comprehensive loss. Ms. Lambertson left her position as Head of Corporate Communications & Investor Relations on April 21, 2024.

In December 2022, the Company entered into a consulting agreement with Ms. Astrid Sommer, the Company’s Head of Human Resources, pursuant to which the Company agreed to pay Ms. Sommer a fixed monthly retainer of $4,756 (CHF 4,400) with an additional per hour rate of $270 (CHF 250) for hours exceeding 20 hours per month. Ms. Sommer left her position as Head of Human Resources on May 31, 2023. For the six months ended June 30, 2024, and 2023, the Company recorded fees to Ms. Sommer of $0 and $39,363, respectively, included in general and administrative expenses on the statement of operating and comprehensive loss.

In December 2022, the Company entered into a consulting agreement with Mr. Thomas Curatolo, the Company’s current Head of U.S. Commercialization, pursuant to which the Company agreed to pay Mr. Curatolo a monthly retainer of $16,000 per month for his services. The Company terminated the agreement on November 20, 2023, with effect from December 20, 2023. For the six months ended June 30, 2024 and 2023, the Company recorded fees to Mr. Curatolo of $0 and $96,000 included in general and administrative expenses on the statement of operating and comprehensive loss.

For more information regarding insider debt conversion agreement after the balance sheet date see Note 12: Subsequent Events.